Other assets and liabilities F.2. Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Telephone and equipment	$ 32	$ 27
SIM cards	2	4
Other	9	14
Inventory	$ 44	$ 45